ASSETS AND LIABILITIES IN FOREIGN CURRENCY (Tables)	12 Months Ended
Dec. 31, 2025
ASSETS AND LIABILITIES IN FOREIGN CURRENCY [Abstract]
Balances of Assets and Liabilities in Foreign Currency
Balances in foreign currencies as of December 31, 2025 and 2024 are detailed below:

	2025					2024
	Foreign currency				Amount	Foreign currency		Amount
	and amount		Exchange rate		in local	and amount		in local
	(in thousands)				currency	(in thousands)		currency
CURRENT ASSETS

Cash and cash equivalents	US$	493,773	1,446.00	(1)	713,996,382	US$	40,373	54,650,546

Financial assets at amortized cost	US$	246,138	1,446.00	(1)	355,915,568	US$	263,955	357,298,924

Financial assets at fair value through profit or loss (3)	US$	294,322	1,446.00	(1)	425,589,243	US$	319,182	432,056,876

Trade receivables	US$	81,330	1,446.00	(1)	117,603,180	US$	82,426	111,574,862

Other receivables	US$	21	1,446.00	(1)	30,366	US$	-	-

Total current assets	US$	1,115,584			1,613,134,739	US$	705,936	955,581,208

TOTAL ASSETS	US$	1,115,584			1,613,134,739	US$	705,936	955,581,208

CURRENT LIABILITIES

Trade payables	US$	35,531	1,455.00	(2)	51,697,605	US$	37,510	50,922,946
	Euros	845	1,713.12	(2)	1,447,586	Euros	794	1,122,114
	SEK	880	158.68	(2)	139,638	SEK	-	-

Loans	US$	168,301	1,455.00	(2)	244,877,733	US$	75,965	103,129,469

Total current liabilities	US$	203,832			296,575,338	US$	113,475	154,052,415
	Euros	845			1,447,586	Euros	794	1,122,114
	SEK	880			139,638	SEK	-	-

NON CURRENT LIABILITIES

Loans	US$	1,003,937	1,455.00	(2)	1,460,728,384	US$	486,156	659,997,560

Total non current liabilities	US$	1,003,937			1,460,728,384	US$	486,156	659,997,560

TOTAL LIABILITIES	US$	1,207,769			1,757,303,722	US$	599,631	814,049,975
	Euros	845			1,447,586	Euros	794	1,122,114
	SEK	880			139,638	SEK	-	-

(1)	Buy exchange rate at the end of fiscal year
(2)	Sell exchange rate at the end of fiscal year
(3)	Includes public and private debt bonds Dólar Linked for Ps. 268,728,844.